As Filed with the U.S. Securities and Exchange Commission on November 10, 2008

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___ ( )

                       Post-Effective Amendment No. 80  (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 80 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

        ___    immediately upon filing pursuant to paragraph (b) of rule 485
        _X_    on December 10, 2008 pursuant to paragraph (b)(1)(v) of rule 485
        ___    60 days after filing pursuant to paragraph (a)(1) of rule 485
        ___    on (date) pursuant to paragraph (a)(1) of rule 485
        ___    75 days after filing pursuant to paragraph (a)(2) of rule 485
        ___    on (date) pursuant to paragraph (a)(2) of rule 485

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A for Rydex Series Funds (the "Trust") is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until December 10, 2008, the effectiveness of Post-Effective Amendment No. 78 ("PEA No. 78"), which was filed with the Commission via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 78 by means of this filing, Parts A, B and C of PEA No. 78 are incorporated herein by reference.


                               PART A - PROSPECTUS

The Prospectuses for A-Class Shares, C-Class Shares and H-Class Shares of the Multi-Cap Core Equity Fund, a series of the Trust, are incorporated herein by reference to Part A of PEA No. 78.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for A-Class Shares, C-Class Shares and H-Class Shares of the Fund is incorporated herein by reference to Part B of PEA No. 78.


                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 78.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 80 to Registration Statement No. 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 10th day of November, 2008.


                                               RYDEX SERIES FUNDS

                                               /s/ Carl G. Verboncoeur
                                               -----------------------
                                               Carl G. Verboncoeur
                                               President


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 80 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                             TITLE                                     DATE
---------                             -----                                     ----
/s/ Carl G. Verboncoeur               President and Chief Executive Officer     November 10, 2008
---------------------------
Carl G. Verboncoeur


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
J.Kenneth Dalton


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
John O. Demaret


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
Patrick T. McCarville


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
Roger Somers


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
Corey A. Colehour


/s/ Michael P. Byrum                  Member of the Board of Trustees           November 10, 2008
---------------------------
Michael P. Byrum


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
Werner E. Keller


              *                       Member of the Board of Trustees           November 10, 2008
---------------------------
Thomas F. Lydon


/s/ Nick Bonos                        Vice President and Treasurer              November 10, 2008
---------------------------
Nick Bonos


* /s/ Carl G. Verboncoeur
---------------------------
Carl G. Verboncoeur


* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas
  F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC on April 21, 2008.